Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
OPERATING ACTIVITIES
Loss for the year	$ (5,663)	$ (8,243)	$ (13,063)
Add items not affecting cash / adjustments:
Depreciation	83	91	122
Interest expense	0	1,650	5,066
Unrealized foreign exchange (gain) loss	(340)	(645)	(1,058)
Gain on fair value of derivatives and other instruments	0	(12)	(52)
Loss on repayment of debt and convertible notes	0	135	(189)
Gain on extension of Sprott Facility	0	0	348
Deferred income tax expense	42	(7)	55
Stock compensation expense	1,981	2,164	3,184
Share of joint venture expenditures	575	253	343
Directors' fees paid in deferred share units	177	161	152
Write-off costs associated with prospecting right closure	0	223	0
Net change in non-cash working capital	(645)	(239)	(2,962)
Net cash flows from (used in) operating activities	(3,790)	(4,469)	(8,054)
FINANCING ACTIVITIES
Proceeds from issuance of equity	1,975	25,869	27,949
Equity issuance costs	(448)	(1,555)	(1,546)
Cash received from option exercises	81	237	1,485
Share unit cash settlement	(40)	0	(151)
Sprott Facility principal repayments	0	(9,400)	(10,600)
Sprott Facility interest paid	0	(293)	(1,589)
Convertible note interest paid	0	(826)	(1,374)
Costs associated with repayment of debt and convertible debt	0	(126)	(318)
Lease payments made	(88)	(87)	(91)
Cash received from Waterberg partners	2,221	642	1,829
Net cash flows from (used in) financing activities	3,701	14,461	15,594
INVESTING ACTIVITIES
Performance bonds	(53)	(48)	(43)
Investment in Lion	(575)	(250)	(350)
Expenditures incurred on Waterberg Project	(4,446)	(3,359)	(2,415)
Net cash flows from (used in) investing activities	(5,074)	(3,657)	(2,808)
Net (decrease) increase in cash	(5,163)	6,335	4,732
Effect of foreign exchange on cash	(178)	(64)	19
Cash, beginning of year	12,330	6,059	1,308
Cash, end of year	$ 6,989	$ 12,330	$ 6,059